UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5497

Municipal High Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  October 31
Date of reporting period: April 30, 2004

ITEM 1.    REPORT TO STOCKHOLDERS.

           The Semi-Annual Report to Stockholders is filed herewith.
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                                   [CLIP ART]

                                    Municipal
                                   High Income
                                    Fund Inc.

                               [GRAPHIC OMITTED]

                                                                     Semi-Annual
                                                                       Report

                                                                     [CLIP ART]

                                                                      April 30,
                                                                        2004

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                        Municipal High Income Fund Inc.

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                                 WHAT'S INSIDE

Letter from the Chairman ....................................................  1

Schedule of Investments .....................................................  5

Statement of Assets and Liabilities ......................................... 18

Statement of Operations ..................................................... 19

Statements of Changes in Net Assets ......................................... 20

Notes to Financial Statements ............................................... 21

Financial Highlights ........................................................ 25

Financial Data .............................................................. 26

Additional Shareholder Information .......................................... 27

Dividend Reinvestment Plan .................................................. 28

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                        Municipal High Income Fund Inc.

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                            LETTER FROM THE CHAIRMAN

[PHOTO OMITTED]

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

Bond investors spent much of the six months ended April 30, 2004 dissecting language from the Federal Reserve for clues on its assessment of the U.S. economy. During this time, the economy's quarterly pace of growth continued to advance at a moderate rate that significantly exceeded levels in early 2003.(i) Even the labor market, which generated lackluster results over most of the period, grew significantly in March by some measures.(ii) On a local level, state-tax revenues remained stronger versus the first half of last year.

The combination of stronger economic growth and recent comments from the Fed exacerbated bond investors' concerns about the course of interest rates. As a result the yields on municipal bonds, which move opposite to their prices, rose over the period following their sharp spike in April.(iii) However, given that the fund's manager had anticipated that the U.S. economy could begin to pick up, the manager maintained a defensive posture in managing the fund's exposure to interest rate sensitivity. Although this approach detracted from the fund's performance during times when bond prices rose, it diminished the downward pricing pressures on the portfolio when bond prices declined, such as in April.

Your fund returned 1.61%, based on its New York Stock Exchange ("NYSE") market price and 2.47% based on its net asset value ("NAV")(iv) per share during the six months ended April 30. In comparison, the unmanaged Lehman Brothers Municipal Bond Index(v) returned 1.19% and its Lipper high-yield municipal debt closed-end funds category average was 3.09% over the same time frame.(vi) Please note that Lipper performance returns are based on each fund's NAV.

During this six-month period, the fund distributed dividends to shareholders totaling $0.28 per share. The performance table shows the fund's 30-day SEC and annualized distribution yields as well as its six-month total return based on its NAV and market price as of April 30, 2004. Past performance is not indicative of future results. The fund's yields will vary.


                                       1
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--------------------------------------------------------------------------------
                      FUND PERFORMANCE AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                             Annualized             Six-Month
                            30-Day          Distribution              Total
    Price Per Share        SEC Yield            Yield                Return
--------------------------------------------------------------------------------
      $7.83 (NAV)            6.95%              6.97%                 2.47%
--------------------------------------------------------------------------------
      $7.50 (NYSE)           7.26%              7.28%                 1.61%
--------------------------------------------------------------------------------

All figures represent past performance and are not a guarantee of future results. The fund's yields will vary.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares. Annualized distribution yield is the fund's current monthly income dividend rate, annualized, and then divided by the NAV or the market price noted in this report. The annualized distribution yield assumes a current monthly income dividend rate of $0.0455 for 12 months. The "SEC yield" is a return figure often quoted by bond and other fixed income mutual funds. This quotation is based on the most recent 30-day (or one month) period covered by the fund's filings with the SEC. The yield figure reflects the dividends and interest earned during the period after deduction of the fund's expenses for the period. These yields are as of April 30, 2004 and are subject to change.
--------------------------------------------------------------------------------

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Looking for Additional Information?

The fund is traded under the symbol "MHF" and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under symbol XMHFX. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly press release that can be found on most major financial web sites as well as www.citigroupassetmanagement.com.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-735-6507, Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund's current net asset value, market price and other information regarding the fund's portfolio holdings and allocations.


                                       2
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Thank you for your investment in the Municipal High Income Fund Inc. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 8, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. High yield bonds involve greater credit and liquidity risks than investment grade bonds. Certain investors may be subject to the Federal Alternative Minimum Tax (AMT), and state and local taxes may apply. Capital gains, if any, are fully taxable.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

(i) Source: Based upon gross domestic product data from the Bureau of Economic Analysis (January 30, 2004). Gross domestic product is a market value of goods and services produced by labor and property in a given country.
(ii) Based upon data released on April 1, 2004 from the U.S. Department of Labor.
(iii) Source: Based upon data reflecting average yields on a universe of general obligation municipal bonds derived via Bloomberg LLP.
(iv) NAV is a price that reflects the value of the fund's underlying portfolio plus other assets, less the fund's liabilities. However, the price at which an investor may buy or sell shares of the fund is at the fund's market price as determined by supply of and demand for the fund's common shares, which may be more or less than the fund's NAV.
(v) The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
(vi) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2004, calculated among the 14 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.


                                       3
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Take Advantage of the Fund's Dividend Reinvestment Plan!

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. A more complete description of the Plan begins on page 28. Below is a short summary of how the Plan works.

Plan Summary

If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the shares is equal to or higher than 98% of the net asset value ("NAV") per share on the date of valuation, you will be issued shares for the equivalent of either 98% of the most recently determined NAV per share or 95% of the market price, whichever is greater.

If 98% of the NAV per share at the time of valuation is greater than the market price of the common stock, the Fund will buy shares for your account in the open market or on the New York Stock Exchange.

If the Fund begins to purchase additional shares in the open market and the market price of the shares subsequently rises above 98% of the NAV before the purchases are completed, the Fund will attempt to cancel any remaining orders and issue the remaining dividend or distribution in shares at 98% of the Fund's NAV per share. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

To find out more detailed information about the Plan and about how you can participate, please call PFPC Inc. at 1 (800) 331-1710.

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                                       4
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

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                   Schedule of Investments (unaudited)
                                                                  April 30, 2004
================================================================================

   FACE
  AMOUNT       RATING(a)                        SECURITY                                   VALUE
=====================================================================================================
MUNICIPAL BONDS -- 100.0%
Alabama -- 4.0%
$  4,000,000   BB+      Butler, AL IDB, Solid Waste Disposal Revenue, (James River
                          Corp. Project), 8.000% due 9/1/28 (b) .....................  $    4,102,280
     615,000   NR       Capstone Improvement District of Brookwood, AL, Series A,
                          7.700% due 8/15/23 (c) ....................................         153,750
      11,765   D        Mobile, AL IDB, Solid Waste Disposal Revenue, (Mobile
                          Energy Services Co. Project), 6.950% due 1/1/20 (c) .......              86
   1,000,000   NR       Rainbow City, AL Special Health Care Facility Financing
                          Authority, Series A, 8.250% due 1/1/31 ....................       1,036,030
   1,000,000   AAA      West Jefferson, AL Amusement & Public Park Authority
                          Revenue, (Visionland Project), (Call 12/1/06 @ 102),
                          8.000% due 12/1/26 (d) ....................................       1,170,070
                                                                                       --------------
                                                                                            6,462,216
                                                                                       --------------
Alaska -- 0.7%
   1,055,000   NR       Alaska Industrial Development & Export Authority
                          Revenue, Williams Lynxs Alaska Cargoport,
                          8.125% due 5/1/31 (b)(e) ..................................       1,091,028
                                                                                       --------------
Arizona -- 3.1%
   1,500,000   NR       Casa Grande, AZ IDA, Hospital Revenue, Casa Grande Regional
                          Medical Center, Series A, 7.625% due 12/1/29 ..............       1,549,260
   1,000,000   CCC+     Gila County, AZ IDA Revenue, ASARCO Inc.,
                          5.550% due 1/1/27 (e) .....................................         684,940
     960,000   NR       Maricopa, AZ IDA, MFH Revenue, (Gran Victoria Housing
                          LLC Project), Series B, 10.000% due 5/1/31 (e) ............         957,312
   1,810,000   NR       Phoenix, AZ IDA, MFH Revenue, (Ventana Palms Apartments
                          Project), Series B, 8.000% due 10/1/34 ....................       1,759,628
                                                                                       --------------
                                                                                            4,951,140
                                                                                       --------------
Arkansas -- 1.1%
                        Arkansas State Development Finance Authority:
   1,000,000   BBB++      Hospital Revenue, (Washington Regional Medical Center
                             Project), 7.375% due 2/1/29 ............................       1,110,800
     600,000   BB+        Industrial Facilities Revenue, (Potlatch Corp. Project),
                             Series A, 7.750% due 8/1/25 (b) ........................         637,788
                                                                                       --------------
                                                                                            1,748,588
                                                                                       --------------
California -- 6.6%
   1,500,000   NR       Barona, CA Band of Mission Indians GO,
                          8.250% due 1/1/20 (e) .....................................       1,603,395
                        California State Department of Water Resources,
                          Power Supply Revenue:
   1,500,000   AAA++         MBIA-Insured, RITES, 9.402% due 5/1/11 (f) .............       1,667,310
     750,000   NR            XLCA-Insured, RITES, 9.402% due 5/1/10 (f) .............         856,455

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                       Schedule of Investments (unaudited) (continued)
                                                                  April 30, 2004
================================================================================

   FACE
  AMOUNT       RATING(a)                        SECURITY                                   VALUE
=====================================================================================================
California -- 6.6% (continued)
$  1,500,000   NR       California Statewide Communities Development Authority
                          Revenue, (East Valley Tourist Project), Series A,
                          9.250% due 10/1/20 ........................................  $    1,583,310
                        Golden State Tobacco Securitization Corp., Tobacco
                          Settlement Revenue:
   1,000,000   Baa2*         5.625% due 6/1/38 (e) ..................................       1,000,300
   2,000,000   BBB           7.800% due 6/1/42 (e) ..................................       2,112,840
   1,865,000   Ba3*     Vallejo, CA COP, Touro University, 7.375% due 6/1/29 ........       1,903,456
                                                                                       --------------
                                                                                           10,727,066
                                                                                       --------------
Colorado -- 0.3%
     999,000   NR       Highline Business Improvement District, Littleton, CO GO,
                          Series B, 8.750% due 12/15/19 (c)(e) ......................         449,550
                                                                                       --------------
District of Columbia -- 1.3%
   1,895,000   AAA      District of Columbia COP, AMBAC-Insured,
                          5.500% due 1/1/20 .........................................       2,051,224
                                                                                       --------------
Florida -- 12.2%
   1,000,000   NR       Beacon Lakes Community Development District, Special
                          Assessment, Series A, 6.900% due 5/1/35 ...................       1,008,640
                        Capital Projects Finance Authority, FL:
   2,000,000   NR         Continuing Care Retirement, Glenridge on Palmer Ranch,
                             Series A, 8.000% due 6/1/32 ............................       1,988,740
   2,000,000   NR         Student Housing Revenue, Florida University, Series A,
                             7.850% due 8/15/31 .....................................       1,964,360
   1,000,000   NR       Capital Trust Agency Revenue, Seminole Tribe Convention
                          Center, Series A, 10.000% due 10/1/33 .....................       1,217,950
     995,000   NR       Century Parc Community Development District, Special
                          Assessment, 7.000% due 11/1/31 ............................       1,024,273
   1,000,000   A        Highlands County, FL, Health Facilities Authority Revenue,
                          Adventist Health Systems, 6.000% due 11/15/25 (e) .........       1,055,930
   2,750,000   NR       Hillsborough County, FL IDA Revenue, (Lake Shore Villas
                          Project), Series A, 6.750% due 7/1/29 (e) .................       2,340,525
     875,000   NR       Homestead, FL IDR, Community Rehabilitation Providers
                          Program, Series A, 7.950% due 11/1/18 (e) .................         891,441
   2,000,000   BBB-     Martin County, FL IDA Revenue, (Indiantown Cogeneration
                          Project), Series A, 7.875% due 12/15/25 (b)(e) ............       2,056,420
   1,000,000   NR       Orange County, FL Health Facilities Authority Revenue, First
                          Mortgage, (GF/Orlando, Inc. Project), 9.000% due 7/1/31 ...       1,017,210
     570,000   AAA      Palm Beach County, FL Health Facilities Authority Revenue,
                          (John F. Kennedy Memorial Hospital Inc. Project),
                          9.500% due 8/1/13 (g) .....................................         741,034

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                       Schedule of Investments (unaudited) (continued)
                                                                  April 30, 2004
================================================================================

   FACE
  AMOUNT       RATING(a)                        SECURITY                                   VALUE
=====================================================================================================
Florida -- 12.2% (continued)
$  2,000,000   NR       Reunion East Community Development District, Special
                          Assessment, Series A, 7.375% due 5/1/33 ...................  $    2,120,500
   1,000,000   BB-++    Santa Rosa Bay Bridge Authority, FL Revenue,
                          6.250% due 7/1/28 .........................................         808,870
   1,475,000   NR       Waterlefe Community Development District, Golf Course
                          Revenue, 8.125% due 10/1/25 ...............................       1,518,100
                                                                                       --------------
                                                                                           19,753,993
                                                                                       --------------
Georgia -- 4.0%
   1,000,000   AAA      Atlanta, GA Airport Revenue, Series B, FGIC-Insured,
                          5.625% due 1/1/30 (b) .....................................       1,033,960
   2,500,000   NR       Atlanta, GA Tax Allocation, (Atlantic Station Project),
                          7.900% due 12/1/24 ........................................       2,605,425
   1,000,000   NR       Atlanta, GA Urban Residential Finance Authority, MFH Revenue,
                          Park Place Apartments, Series A, 6.750% due 3/1/31 ........         793,400
   1,000,000   BBB+++   Gainesville & Hall County, GA Development Authority Revenue,
                          Senior Living Facility, Lanier Village Estates, Series C,
                          7.250% due 11/15/29 (e) ...................................       1,066,140
   1,005,000   NR       Walton County, GA IDA Revenue, (Walton Manufacturing Co.
                          Project), 8.500% due 9/1/07 ...............................         952,810
                                                                                       --------------
                                                                                            6,451,735
                                                                                       --------------
Illinois -- 2.1%
   2,000,000   AAA      Chicago, IL GO, Neighborhoods Alive 21 Program,
                          FGIC-Insured, 5.500% due 1/1/31 ...........................       2,060,440
   1,380,000   A        Illinois Finance Authority Revenue, 5.250% due 11/15/21 .....       1,384,250
                                                                                       --------------
                                                                                            3,444,690
                                                                                       --------------
Indiana -- 2.1%
   2,500,000   B-       East Chicago, IN PCR, (Inland Steel Co. Project No. 10),
                          6.800% due 6/1/13 .........................................       2,164,875
   1,000,000   CCC      Indiana State Development Finance Authority, PCR, (Inland
                          Steel Co. Project No. 13), 7.250% due 11/1/11 (b)(e) ......         831,980
     975,000   NR       Indianapolis, IN MFH Revenue, (Lake Nora Fox Club Project),
                          Series B, 7.500% due 10/1/29 (c)(e) .......................         380,250
                                                                                       --------------
                                                                                            3,377,105
                                                                                       --------------
Louisiana -- 5.6%
   1,000,000   NR       Epps, LA COP, 8.000% due 6/1/18 (e) .........................         979,310
   2,000,000   NR       Louisiana Local Government Environmental Facilities,
                          Community Development Authority Revenue, St. James
                          Place, Series A, 8.000% due 11/1/25 (e) ...................       1,658,460
   2,975,000   NR       Louisiana Public Facilities Authority Hospital Revenue,
                          (Lake Charles Memorial Hospital Project),
                          8.625% due 12/1/30 (e) ....................................       2,242,466

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                       Schedule of Investments (unaudited) (continued)
                                                                  April 30, 2004
================================================================================

   FACE
  AMOUNT       RATING(a)                        SECURITY                                   VALUE
=====================================================================================================
Louisiana -- 5.6% (continued)
                        Port of New Orleans, LA IDR:
                          Avondale Industries, Inc. Project:
$    335,000   NR            8.250% due 6/1/04 (g) ..................................  $      336,732
   2,785,000   NR            Call 6/1/04 @ 103, 8.500% due 6/1/14 (d) ...............       2,878,242
   1,000,000   BB-        Continental Grain Co. Project, 7.500% due 7/1/13 ..........       1,029,580
                                                                                       --------------
                                                                                            9,124,790
                                                                                       --------------
Maryland -- 1.8%
   3,000,000   NR       Maryland State Economic Development Corp. Revenue,
                          Chesapeake Bay, Series A, 7.730% due 12/1/27 (e) ..........       2,874,660
                                                                                       --------------
Massachusetts -- 5.7%
                        Boston, MA IDA Financing Revenue:
     750,000   NR         Crosstown Center Project, 8.000% due 9/1/35 (b) ...........         750,908
     970,000   NR           Roundhouse Hospitality LLC Project,
                              7.875% due 3/1/25 (b) .................................         967,371
   1,000,000   NR       Massachusetts State Development Finance Agency Revenue,
                          Briarwood, Series B, 8.250% due 12/1/30 (e) ...............       1,049,720
                        Massachusetts State Health & Education Facilities
                          Authority Revenue:
   1,000,000   AAA           Beth Israel Deaconess Medical Center, Series G-4,
                               AMBAC-Insured, INFLOS, 10.653% due 7/1/25 (e)(f) .....       1,013,180
   1,000,000   BBB           Caritas Christi Obligation, Series B,
                               6.750% due 7/1/16 (e) ................................       1,099,350
   2,000,000   VMIG 1*       LOC-Fleet National Bank, Series E,
                               1.100% due 1/1/35 (h) ................................       2,000,000
     430,000   AA       Massachusetts State HFA, Single-Family Housing Revenue,
                          Series 38, 7.200% due 12/1/26 (b) .........................         441,326
   1,940,000   NR       Massachusetts State Industrial Finance Agency Revenue,
                          Assisted Living Facility, (Marina Bay LLC Project),
                          7.500% due 12/1/27 (b)(e) .................................       1,956,800
                                                                                       --------------
                                                                                            9,278,655
                                                                                       --------------
Michigan -- 4.7%
   2,130,000   NR       Allen Academy COP, 7.500% due 6/1/23 (e) ....................       2,040,519
   1,000,000   NR       Cesar Chavez Academy COP, 8.000% due 2/1/33 .................       1,002,660
   2,000,000   Ba2*     Garden City, MI Hospital Finance Authority, Hospital Revenue,
                          Garden City Hospital Obligation Group, Series A,
                          5.625% due 9/1/10 (e) .....................................       1,866,040
   1,000,000   NR       Gaudior Academy Michigan Certificates,
                          7.250% due 4/1/34 (e) .....................................         976,070

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                       Schedule of Investments (unaudited) (continued)
                                                                  April 30, 2004
================================================================================

   FACE
  AMOUNT       RATING(a)                        SECURITY                                   VALUE
=====================================================================================================
Michigan -- 4.7% (continued)
$  1,750,000   NR       Kalamazoo Advantage Academy COP, 8.000% due 12/1/33 (e) .....  $    1,707,318
   2,000,000   NR       Michigan State Strategic Fund, Resource Recovery Limited
                          Obligation Revenue, Central Wayne Energy Recovery L.P.,
                          Series A, 6.900% due 7/1/19 (b)(c) ........................         100,000
                                                                                       --------------
                                                                                            7,692,607
                                                                                       --------------
Minnesota -- 0.5%
   1,000,000   NR       Minneapolis & St. Paul, MN Metropolitan Airports Community
                          Special Facility Revenue, (Northwest Airlines Project),
                          Series A, 7.000% due 4/1/25 (b) ...........................         899,150
                                                                                       --------------
Missouri -- 0.2%
     250,000   NR       St. Joseph, MO IDA, (Living Community of St. Joseph Project),
                          7.000% due 8/15/32 ........................................         255,658
                                                                                       --------------
Montana -- 1.9%
   4,515,000   NR       Montana State Board of Investment, Resource Recovery
                          Revenue, (Yellowstone Energy L.P. Project),
                          7.000% due 12/31/19 (b) ...................................       3,153,953
                                                                                       --------------
New Jersey -- 5.2%
   1,000,000   NR       New Jersey EDA, Series A, Retirement Community Revenue,
                          8.250% due 11/15/30 .......................................       1,067,710
   3,000,000   BBB-     New Jersey Health Care Facilities Financing Authority Revenue,
                          Trinitas Hospital Obligation Group, 7.500% due 7/1/30 .....       3,281,640
   2,000,000   AAA      New Jersey State Turnpike Authority, Turnpike Revenue,
                          AMBAC-Insured, 5.000% due 1/1/30 ..........................       2,013,020
                        Tobacco Settlement Financing Corp. Revenue:
   1,000,000   BBB        6.750% due 6/1/39 .........................................         946,300
   1,215,000   BBB        6.125% due 6/1/42 .........................................       1,045,787
                                                                                       --------------
                                                                                            8,354,457
                                                                                       --------------
New Mexico -- 0.1%
     125,000   AAA      Albuquerque, NM Hospital Revenue, Southwest Community
                          Health Services, (Call 8/1/08 @ 100),
                          10.125% due 8/1/12 (d) ....................................         154,285
                                                                                       --------------
New York -- 4.7%
     700,000   NR       Brookhaven, NY IDA, Civic Facility Revenue, Memorial Hospital
                          Medical Center, Series A, 8.250% due 11/15/30 .............         738,780
   2,000,000   AAA      Metropolitan Transportation Authority, NY Series A,
                          5.000% due 7/1/30 (e) .....................................       2,002,520
   1,000,000   NR       Monroe County, NY IDA, Woodland Village Project,
                          8.550% due 11/15/32 .......................................       1,063,940
                        New York City, NY IDA, Civic Facility Revenue:
   1,360,000   NR         Community Residence for the Developmentally Disabled,
                             7.500% due 8/1/26 ......................................       1,439,465

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                       Schedule of Investments (unaudited) (continued)
                                                                  April 30, 2004
================================================================================

   FACE
  AMOUNT       RATING(a)                        SECURITY                                   VALUE
=====================================================================================================
New York -- 4.7% (continued)
$  1,230,000   NR         Special Needs Facility Pooled Program, Series A-1,
                             8.125% due 7/1/19 ......................................  $    1,316,727
     980,000   NR       Suffolk County, NY IDA, Civic Facility Revenue, Southampton
                          Hospital Association, Series A, 7.750% due 1/1/22 .........         992,142
                                                                                       --------------
                                                                                            7,553,574
                                                                                       --------------
North Carolina -- 2.4%
   1,000,000   NR       Charlotte, NC Special Facilities Revenue, Charlotte/Douglas
                          International Airport, 5.600% due 7/1/27 (b) ..............         544,600
                        North Carolina Medical Care Commission, Health Care
                          Facilities Revenue, First Mortgage, (De Paul Community
                          Facilities Project):
   1,240,000   NR            6.125% due 1/1/28 ......................................       1,133,943
     980,000   NR            7.625% due 11/1/29 .....................................       1,005,480
   1,000,000   AAA      North Carolina Municipal Power Agency, Catawba Electric
                          Revenue, MBIA-Insured, TICs, 13.214% due 1/1/11 (f) .......       1,179,520
                                                                                       --------------
                                                                                            3,863,543
                                                                                       --------------
Ohio -- 3.3%
   1,500,000   BBB      Cuyahoga County, OH Hospital Facilities Revenue,
                          (Canton Inc. Project), 7.500% due 1/1/30 ..................       1,645,710
                        Montgomery County, OH Health Systems Revenue,
                          Series B-1, (Escrowed with state and local government
                          securities to 7/1/06 Call @ 102):
   1,035,000   AAA           8.100% due 7/1/18 ......................................       1,188,532
     375,000   AAA           Unrefunded Balance, 8.100% due 7/1/18 ..................         412,946
   2,000,000   Baa3*    Ohio State Air Quality Development Authority Revenue,
                          Cleveland Pollution Control, Series A, 6.000% due 12/1/13 .       2,062,840
   1,250,000   NR       Ohio State Solid Waste Revenue, Republic Engineered
                          Steels Inc., 9.000% due 6/1/21 (b)(c)                                     0
                                                                                       --------------
                                                                                            5,310,028
                                                                                       --------------
Oklahoma -- 0.7%
   1,500,000   B1*      Oklahoma Development Finance Authority Revenue, Hillcrest
                          Healthcare System, Series A, 5.625% due 8/15/29                   1,183,125
                                                                                       --------------
Pennsylvania -- 7.3%
   2,200,000   NR       Allegheny County, PA IDA, Airport Special Facilities Revenue,
                          (USAir Inc. Project), Series B, 8.500% due 3/1/21 (b)(c) ..         151,250
                        Beaver County, PA IDA, PCR:
   1,500,000   Baa2*      Cleveland Electric Illuminating Co. Project,
                             7.625% due 5/1/25 ......................................       1,603,125
   2,000,000   Baa2*      Toledo Edison Co. Project, 7.625% due 5/1/20 ..............       2,138,520
   1,000,000   NR       Cumberland County, PA Municipal Authority Retirement
                          Community Revenue, (Wesley Affiliated Services Inc.
                          Project), Series A, 7.250% due 1/1/35 .....................       1,002,610

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                       Schedule of Investments (unaudited) (continued)
                                                                  April 30, 2004
================================================================================

   FACE
  AMOUNT       RATING(a)                        SECURITY                                   VALUE
=====================================================================================================
Pennsylvania -- 7.3% (continued)
$  3,000,000   NR       Dauphin County, PA General Authority Revenue, Hotel &
                          Conference Center -- Hyatt Regency, 6.200% due 1/1/29 .....  $    1,755,840
   2,640,000   NR       Montgomery County, PA Higher Education & Health Authority
                          Revenue, Temple Continuing Care Center,
                          6.625% due 7/1/19 (c) .....................................       1,003,200
   1,000,000   NR       Northumberland County, PA IDA, (NHS Youth Services Inc.
                          Project), Series A, 7.500% due 2/15/29 ....................         977,850
   1,000,000   NR       Philadelphia, PA Authority for IDR, (Host Marriott L.P.
                          Project), Remarketed 10/31/95, 7.750% due 12/1/17 .........       1,010,760
   2,000,000   NR       Westmoreland County, PA IDA, Healthcare Facilities, Redstone
                          Highlands Health, Series B, 8.125% due 11/15/30 ...........       2,150,700
                                                                                       --------------
                                                                                           11,793,855
                                                                                       --------------
Rhode Island -- 1.3%
   2,500,000   NR       Tobacco Settlement Financing Corp. Revenue, RITES,
                          10.072% due 6/1/08 (f) ....................................       2,090,750
                                                                                       --------------
South Carolina -- 2.9%
                        Connector 2000 Association Inc., SC Toll Road Revenue:
                          Capital Appreciation, Series B:
   3,100,000   B-            Zero coupon bond to yield 8.802% due 1/1/27 ............         326,027
   7,750,000   B-            Zero coupon bond to yield 10.074% due 1/1/34 ...........         535,835
   2,000,000   B-         Southern Connector Project, Series A, 5.375% due 1/1/38 ...       1,297,020
     335,000   NR       Florence County, SC IDR, Stone Container Corp.,
                          7.375% due 2/1/07 (e) .....................................         338,531
     530,000   NR       McCormick County, SC COP, 9.750% due 7/1/09 (e) .............         531,961
   2,000,000   NR       Tobacco Settlement Revenue Management Authority, RITES,
                          11.102% due 5/15/28 (f) ...................................       1,646,480
                                                                                       --------------
                                                                                            4,675,854
                                                                                       --------------
Tennessee -- 1.1%
   1,915,000   NR       Shelby County, TN Health, Educational & Housing Facilities
                          Board Revenue, MFH, (Hedgerow Apartments Project),
                          6.875% due 7/1/36 .........................................       1,746,537
                                                                                       --------------
Texas -- 8.2%
                        Bexar County, TX Housing Financial Corp., MFH:
     995,000   NR         Continental Lady Ester, Series A, 6.875% due 6/1/29 .......         910,186
   1,175,000   Baa3*      Nob Hill Apartments, Series B, 8.500% due 6/1/31 ..........       1,115,768
     240,000   Baa3*      Waters at Northern Hills, Series C, 7.750% due 8/1/36 .....         224,952
   1,000,000   NR       Grand Prairie, TX Housing Finance Corp., Independent Senior
                          Living Center Revenue, 7.750% due 1/1/34 (e) ..............         961,810
   2,000,000   Ba3*     Gulf Coast, TX IDA, Solid Waste Disposal Revenue, (CITGO
                          Petroleum Corp. Project), 7.500% due 5/1/25 (b)(e) ........       2,089,600

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                       Schedule of Investments (unaudited) (continued)
                                                                  April 30, 2004
================================================================================

   FACE
  AMOUNT       RATING(a)                        SECURITY                                   VALUE
=====================================================================================================
Texas -- 8.2% (continued)
$  2,750,000   B-       Houston, TX Airport Systems Revenue, Special Facilities,
                          Continental Airlines Inc., Series C,
                          6.125% due 7/15/27 (b)(e) .................................  $    2,122,093
   1,000,000   BB       Port Corpus Christi, TX Industrial Development Corp.,
                          (CITGO Petroleum Corp. Project), 8.250% due 11/1/31 (b) ...       1,048,490
     975,000   Ba1*     Texas State Affordable Housing Corp., MFH Revenue, HIC
                          Arborstone Baybrook, Series C, 7.250% due 11/1/31 .........         927,274
   1,405,000   B3*      Travis County, TX HFA, MFH Revenue, (Lakeview Apartments
                          Project), Series A, 6.375% due 1/1/34 .....................         968,649
   1,865,000   NR       West Texas Detention Facility Corp. Revenue,
                          8.000% due 2/1/25 .........................................       1,847,898
   1,000,000   NR       Willacy County, TX, (Public Facility Corp. Project),
                          Series A-1, 8.250% due 12/1/23 ............................       1,010,420
                                                                                       --------------
                                                                                           13,227,140
                                                                                       --------------
Utah -- 1.7%
   1,615,000   NR       Hurricane, UT Health Facilities Development Revenue, (Mission
                          Health Services Project), 10.500% due 7/1/20 (c)(e) .......         807,500
   2,000,000   NR       Utah State HFA Revenue, (RHA Community Services of Utah Inc.
                          Project), Series A, 6.875% due 7/1/27 .....................       1,935,740
                                                                                       --------------
                                                                                            2,743,240
                                                                                       --------------
Virginia -- 2.9%
     510,000   NR       Alexandria, VA Redevelopment & Housing Authority,
                          MFH Revenue, (Parkwood Court Apartments Project),
                          Series C, 8.125% due 4/1/30 ...............................         508,026
   1,000,000   NR       Broad Street Community Development Authority Revenue,
                          7.500% due 6/1/33 .........................................         983,090
   1,000,000   NR       Fairfax County, VA EDA Revenue, Retirement Community,
                          Greenspring Village Inc., Series A, 7.500% due 10/1/29 (e)        1,048,990
  23,400,000   BBB-++   Pocahontas Parkway Association, VA Toll Road Revenue,
                          Capital Appreciation, Series B, zero coupon bond to yield
                          8.323% due 8/15/34 ........................................       2,101,788
                                                                                       --------------
                                                                                            4,641,894
                                                                                       --------------
Wisconsin -- 0.3%
   1,745,000   NR       Wisconsin State Health & Educational Facilities Authority
                          Revenue, (Benchmark Healthcare of Green Bay Inc. Project),
                          Series A, 7.750% due 5/1/27 (c) ...........................         575,850
                                                                                       --------------
                        TOTAL MUNICIPAL BONDS
                        (Cost -- $177,953,058) ......................................    161,701,940
                                                                                       --------------

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                       Schedule of Investments (unaudited) (continued)
                                                                  April 30, 2004
================================================================================

  SHARES                                       SECURITY                                   VALUE
=====================================================================================================
COMMON STOCK -- 0.0%
       3,180            Mobile Energy Services Co. LLC (i) (Cost -- $988,235) .......  $            0
                                                                                       --------------
                        TOTAL INVESTMENTS -- 100.0%
                        (Cost -- $178,941,293**) ....................................  $  161,701,940

--------
(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service and those which are identified by a double dagger (++), are rated by Fitch Ratings.
(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c)   Security is currently in default.
(d) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.
(e) All or a portion of this security is segregated and/or held as collateral for open futures contracts.
(f) Inverse floating rate security -- coupon varies inversely with level of short-term tax exempt interest rates.
(g) Bonds are escrowed to maturity with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(h) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(i)   Non-income producing security.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 15 through 17 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                   Summary of Investments by Industry*
                                                      April 30, 2004 (unaudited)
================================================================================

Hospitals ...............................................................  15.4%
Lifecare Systems ........................................................  14.7
Industrial Development ..................................................  12.2
Transportation ..........................................................   8.6
Pollution Control .......................................................   7.4
Education ...............................................................   7.2
Multi-Family Housing ....................................................   6.4
Tobacco .................................................................   5.5
Cogeneration Facilities .................................................   3.2
Other ...................................................................  19.4
                                                                          ------
                                                                          100.0%
                                                                          ======

--------
* As a percentage of total investments. Please note that Fund holdings are as of April 30, 2004 and are subject to change.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                              Bond Ratings (unaudited)
================================================================================

The definitions of the applicable ratings symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA         -- Bonds rated "AAA" have the highest rating assigned by Standard &
               Poor's. Capacity to pay interest and repay principal is extremely strong.
AA          -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A           -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB         -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on
CC and C balance, as predominantly speculative and with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B", and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D           -- Bond rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest rating within its generic category.

Aaa         -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa          -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A           -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                  Bond Ratings (unaudited) (continued)
================================================================================

Baa         -- Bonds rated "Baa" are considered as medium grade obligations,
               i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba          -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B           -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over many long period of time may be small.
Caa         -- Bonds rated "Caa" are of poor standing. These issues may be in default, or there may be present elements of danger with respect to principal or interest.
Ca          -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C           -- Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings ("Fitch") -- Ratings from "A" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings with the major ratings categories.

AAA         -- Bonds rated "AAA" by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.
A           -- Bonds rated "A" have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB         -- Bonds rated "BBB" currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.
BB          -- Bonds rated "BB" carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.
CCC,        -- Bonds rated "CCC", "CC" and "C" carry the real possibility of
CC and C defaulting. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated "CC" appears probable, a "C" rating indicates imminent default.
NR          -- Indicates that the bond is not rated by Standard & Poor's,
               Moody's or Fitch.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                   Short-Term Bond Ratings (unaudited)
================================================================================

A-1         -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1      -- Moody's highest rating for issues having a demand feature --
               VRDO.

                                                      Abbreviations* (unaudited)
================================================================================

ABAG        -- Association of Bay Area Governments
AIG         -- American International Guaranty
AMBAC       -- Ambac Assurance Corporation
BAN         -- Bond Anticipation Notes
BIG         -- Bond Investors Guaranty
CGIC        -- Capital Guaranty Insurance Company
CHFCLI      -- California Health Facility Construction Loan Insurance
CONNIE LEE  -- College Construction Loan Insurance Association
COP         -- Certificate of Participation
EDA         -- Economic Development Authority
ETM         -- Escrowed to Maturity
FGIC        -- Financial Guaranty Insurance Company
FHA         -- Federal Housing Administration
FHLMC       -- Federal Home Loan Mortgage Corporation
FLAIRS      -- Floating Adjustable Interest Rate Securities
FNMA        -- Federal National Mortgage Association
FRTC        -- Floating Rate Trust Certificates
FSA         -- Financing Security Assurance
GIC         -- Guaranteed Investment Contract
GNMA        -- Government National Mortgage Association
GO          -- General Obligation
HDC         -- Housing Development Corporation
HFA         -- Housing Finance Authority
IBC         -- Insured Bond Certificates
IDA         -- Industrial Development Authority/Agency
IDB         -- Industrial Development Board
IDR         -- Industrial Development Revenue
INFLOS      -- Inverse Floaters
ISD         -- Independent School District
LOC         -- Letter of Credit
MBIA        -- Municipal Bond Investors Assurance Corporation
MFH         -- Multi-Family Housing
MVRICS      -- Municipal Variable Rate Inverse Coupon Security
PCR         -- Pollution Control Revenue
PSFG        -- Permanent School Fund Guaranty
RADIAN      -- Radian Asset Assurance
RAN         -- Revenue Anticipation Notes
RIBS        -- Residual Interest Bonds
RITES       -- Residual Interest Tax-Exempt Securities
SYCC        -- Structured Yield Curve Certificate
TAN         -- Tax Anticipation Notes
TECP        -- Tax-Exempt Commercial Paper
TICs        -- Tender Inverse Certificates
TOB         -- Tender Option Bonds
TRAN        -- Tax and Revenue Anticipation Notes
VA          -- Veterans Administration
VRDD        -- Variable Rate Daily Demand
VRWE        -- Variable Rate Wednesday Demand

--------
* Abbreviations may or may not appear in the schedule of investments.

                                                 Municipal High Income Fund Inc.
                                 Statement of Assets and Liabilities (unaudited)
[CLIP ART]                                                        April 30, 2004
================================================================================

ASSETS:
    Investments, at value (Cost -- $178,941,293) .............................   $ 161,701,940
    Interest receivable ......................................................       4,261,807
    Receivable for securities sold ...........................................         929,310
                                                                                 -------------
    Total Assets .............................................................     166,893,057
                                                                                 -------------

LIABILITIES:
    Payable for securities purchased .........................................       1,396,101
    Bank overdraft ...........................................................         533,537
    Payable to broker -- variation margin ....................................         200,000
    Dividends payable ........................................................         169,650
    Investment advisory fee payable ..........................................          54,213
    Administration fee payable ...............................................          27,106
    Accrued expenses .........................................................         137,942
                                                                                 -------------
    Total Liabilities ........................................................       2,518,549
                                                                                 -------------
Total Net Assets .............................................................   $ 164,374,508
                                                                                 =============

NET ASSETS:
    Par value of capital shares ..............................................   $     210,022
    Capital paid in excess of par value ......................................     193,037,485
    Undistributed net investment income ......................................         270,713
    Accumulated net realized loss from investment transactions and
       futures contracts .....................................................     (13,629,359)
    Net unrealized depreciation of investments and futures contracts .........     (15,514,353)
                                                                                 -------------
Total Net Assets .............................................................   $ 164,374,508
                                                                                 =============
Shares Outstanding ...........................................................      21,002,201
                                                                                 -------------
Net Asset Value ..............................................................   $        7.83
                                                                                 -------------

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                             Statement of Operations (unaudited)
[CLIP ART]                               For the Six Months Ended April 30, 2004
================================================================================

INVESTMENT INCOME:
    Interest .................................................. $     6,040,781
                                                                ----------------

EXPENSES:
    Investment advisory fee (Note 3) ..........................         331,549
    Administration fee (Note 3) ...............................         165,774
    Audit and legal ...........................................          48,512
    Transfer agency services ..................................          35,130
    Shareholder communications ................................          33,832
    Directors' fees ...........................................          30,938
    Custody ...................................................          13,007
    Stock exchange listing fees ...............................          10,716
    Other .....................................................          12,081
                                                                ----------------
    Total Expenses ............................................         681,539
                                                                ----------------
Net Investment Income .........................................       5,359,242

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURE CONTRACTS (NOTES 4 AND 5):
    Realized Loss From:
       Investment transactions ................................      (2,727,319)
       Futures contracts ......................................      (2,968,508)
                                                                ----------------
    Net Realized Loss .........................................      (5,695,827)
                                                                ----------------
    Change in Net Unrealized Depreciation of Investments
    and Futures Contracts:
       Beginning of period ....................................     (19,699,180)
       End of period ..........................................     (15,514,353)
                                                                ----------------
    Decrease in Net Unrealized Depreciation ...................       4,184,827
                                                                ----------------
Net Loss on Investments and Futures Contracts .................      (1,511,000)
                                                                ----------------
Increase in Net Assets From Operations ........................ $     3,848,242
                                                                ================

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                             Statements of Changes in Net Assets
                             For the Six Months Ended April 30, 2004 (unaudited)
[CLIP ART]                                   and the Year Ended October 31, 2003
================================================================================

                                                                    2004             2003
                                                               -------------    -------------
Operations:
    Net investment income ..................................   $   5,359,242    $  11,870,452
    Net realized loss ......................................      (5,695,827)      (4,908,356)
    (Increase) decrease in net unrealized depreciation .....       4,184,827         (404,539)
                                                               -------------    -------------
    Increase in Net Assets From Operations .................       3,848,242        6,557,557
                                                               -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
    Net investment income ..................................      (5,805,116)     (11,657,895)
                                                               -------------    -------------
    Decrease in Net Assets From
       Distributions to Shareholders .......................      (5,805,116)     (11,657,895)
                                                               -------------    -------------

FUND SHARE TRANSACTIONS (NOTE 6):
    Net asset value of shares issued for
       reinvestment of dividends ...........................         524,963          398,716
                                                               -------------    -------------
    Increase in Net Assets From
       Fund Share Transactions .............................         524,963          398,716
                                                               -------------    -------------
Decrease in Net Assets .....................................      (1,431,911)      (4,701,622)

NET ASSETS:
    Beginning of period ....................................     165,806,419      170,508,041
                                                               -------------    -------------
    End of period* .........................................   $ 164,374,508    $ 165,806,419
                                                               =============    =============
* Includes undistributed net investment income of: .........   $     270,713    $     716,587
                                                               -------------    -------------

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                             Notes to Financial Statements (unaudited)
================================================================================

      1. Significant Accounting Policies

      Municipal High Income Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

      The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; securities with no readily obtainable market quotations are valued in good faith at fair value by or under the direction of the Fund's Board of Directors; (c) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method;
(e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) in accordance with Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, book and tax basis differences relating to shareholder distributions and other permanent book and tax differences are reclassified to paid-in capital. In addition, the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      In addition, the Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment-grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

      2. Exempt-Interest Dividends and Other Distributions

      The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Fund.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                 Notes to Financial Statements (unaudited) (continued)
================================================================================

      It is the Fund's policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

      3. Investment Advisory Agreement, Administration Agreement and Other Transactions

      Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.40% of the Fund's average daily net assets. SBFM also acts as the administrator of the Fund for which it receives a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. These fees are calculated daily and paid monthly.

      All officers and one Director of the Fund are employees of Citigroup or its affiliates.

      4. Investments

      During the six months ended April 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases ........................................................  $ 22,229,632
                                                                    ============
Sales ............................................................  $ 23,341,322
                                                                    ============

      At April 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation ...................................  $  3,999,151
Gross unrealized depreciation ...................................   (21,238,504)
                                                                   ------------
Net unrealized depreciation .....................................  $(17,239,353)
                                                                   ============

      5. Futures Contracts

      Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                 Notes to Financial Statements (unaudited) (continued)
================================================================================

      At April 30, 2004, the Fund had the following open futures contracts:

                                 Number of                     Basis       Market      Unrealized
                                 Contracts    Expiration       Value        Value         Gain
                                 ---------    ----------    -----------  -----------   ----------
Contracts to Sell:
U.S. Treasury 20 Year Bond .....    400          6/04       $44,562,500  $42,837,500   $1,725,000

      6. Capital Shares

      At April 30, 2004, the Fund had 500,000,000 shares of capital stock authorized with a par value of $0.01 per share.

      Capital stock transactions were as follows:

                                               Six Months Ended                Year Ended
                                                April 30, 2004              October 31, 2003
                                             --------------------         --------------------
                                             Shares        Amount          Shares       Amount
                                            --------      --------        --------     --------
Shares issued on reinvestment ............   67,379       $524,963         51,722      $398,716
                                            ========      ========        ========     ========

      7. Additional Information

      The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

      The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

      CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                 Notes to Financial Statements (unaudited) (continued)
================================================================================

      CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

      The Fund's transfer agent is PFPC Inc., which is not affiliated with CAM.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                                  Financial Highlights
================================================================================

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:


                                    2004(1)     2003       2002        2001       2000        1999
                                    ------     ------     ------      ------     ------      ------
Net Asset Value,
  Beginning of Period               $ 7.92     $ 8.16     $ 8.67      $ 8.86     $ 9.00      $ 9.77
                                    ------     ------     ------      ------     ------      ------
Income (Loss) From
Operations:
  Net investment income(2) .......    0.26       0.57       0.58        0.59       0.60        0.58
  Net realized and
 unrealized loss(2) ..............   (0.07)     (0.25)     (0.52)      (0.20)     (0.16)      (0.76)
                                    ------     ------     ------      ------     ------      ------
Total Income (Loss)
  From Operations ................    0.19       0.32       0.06        0.39       0.44       (0.18)
                                    ------     ------     ------      ------     ------      ------
Less Distributions From:
  Net investment income ..........   (0.28)     (0.56)     (0.57)      (0.58)     (0.58)      (0.59)
                                    ------     ------     ------      ------     ------      ------
Total Distributions ..............   (0.28)     (0.56)     (0.57)      (0.58)     (0.58)      (0.59)
                                    ------     ------     ------      ------     ------      ------
Net Asset Value,
  End of Period ..................  $ 7.83     $ 7.92     $ 8.16      $ 8.67     $ 8.86      $ 9.00
                                    ======     ======     ======      ======     ======      ======
Total Return,
  Based on Market Price ..........    1.61%++    7.17%     (4.70)%     13.85%      9.39%     (15.76)%
                                    ======     ======     ======      ======     ======      ======
Total Return,
  Based on Net Asset Value .......    2.47%++    4.42%      0.91%       4.77%      5.97%      (1.79)%
                                    ======     ======     ======      ======     ======      ======
Net Assets,
  End of Period (millions) .......  $  164     $  166     $  171      $  180     $  181      $  184
                                    ======     ======     ======      ======     ======      ======
Ratios to Average Net Assets:
  Expenses .......................    0.82%+     0.80%      0.80%       0.82%      0.71%       0.73%
  Net investment income(2) .......    6.47+      7.13       6.84        6.74       6.72        6.08
Portfolio Turnover Rate ..........      14%        28%        33%         15%        27%         27%
Market Price, End of Period ......  $7.500     $7.650     $7.680      $8.640     $8.125      $8.000

--------
(1)   For the six months ended April 30, 2004 (unaudited).
(2) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, the ratio of net investment income to average net assets would have been 6.80%. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
 ++    Total return is not annualized, as it may not be representative of the total for the year.
+     Annualized.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                  Financial Data Per Share of Common Stock (unaudited)
================================================================================

                                                                                     Dividend
   Record            Payable            NYSE          Net Asset       Dividend     Reinvestment
    Date              Date          Closing Price*      Value*           Paid           Price
   ------            -------        -------------       ------          -------        ------
Fiscal Year 2002
  11/27/01           11/30/01           $8.50           $8.59           $0.0485        $8.42
  12/24/01           12/28/01            7.89            8.42            0.0485         8.16
   1/22/02            1/25/02            8.30            8.45            0.0485         8.28
   2/19/02            2/22/02            8.35            8.40            0.0485         8.23
   3/19/02            3/22/02            8.16            8.34            0.0485         8.11
   4/23/02            4/26/02            8.07            8.36            0.0485         8.18
   5/28/02            5/31/02            8.12            8.36            0.0485         8.19
   6/25/02            6/28/02            8.16            8.43            0.0465         8.25
   7/23/02            7/26/02            8.07            8.46            0.0465         8.22
   8/27/02            8/30/02            8.16            8.41            0.0465         8.23
   9/24/02            9/27/02            8.31            8.40            0.0465         8.23
  10/22/02           10/25/02            7.62            8.15            0.0465         7.79

Fiscal Year 2003
  11/25/02           11/29/02            7.26            8.12            0.0465         7.35
  12/23/02           12/27/02            7.34            8.11            0.0465         7.42
   1/28/03            1/31/03            7.39            8.03            0.0465         7.50
   2/25/03            2/28/03            7.40            7.99            0.0465         7.51
   3/25/03            3/28/03            7.40            7.93            0.0465         7.48
   4/22/03            4/25/03            7.44            7.88            0.0465         7.49
   5/27/03            5/30/03            7.75            7.93            0.0465         7.78
   6/24/03            6/27/03            7.67            7.87            0.0465         7.83
   7/22/03            7/25/03            7.73            7.88            0.0465         7.72
   8/26/03            8/29/03            7.63            7.81            0.0465         7.78
   9/23/03            9/26/03            7.72            7.87            0.0465         7.71
  10/28/03           10/31/03            7.70            7.91            0.0465         7.73

Fiscal Year 2004
  11/24/03           11/28/03            7.76            7.96            0.0465         7.79
  12/22/03           12/26/03            7.68            7.96            0.0465         7.73
   1/27/04            1/30/04            7.95            7.98            0.0465         7.82
   2/24/04            2/27/04            7.83            7.97            0.0465         7.81
   3/23/04            3/26/04            7.98            7.90            0.0455         7.74
   4/27/04            4/30/04            7.20            7.82            0.0455         7.39

-------
*     As of record date.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                        Additional Shareholder Information (unaudited)
================================================================================

      Result of Annual Meeting of Shareholders

      The Annual Meeting of Shareholders of Municipal High Income Fund Inc. was held on April 26, 2004, for the purpose of considering and voting upon the election of two Directors. The following table provides information concerning the matters voted upon at the Meeting:

      1. Election of Directors*

      Nominees                            Votes For               Votes Withheld
      --------                            ---------               --------------
      Paolo M. Cucchi                    17,449,641                   267,412
      Robert A. Frankel                  17,476,121                   240,932

---------
* The following Directors, representing the balance of the Board of Directors, continue to serve as Directors: Allan J. Bloostein, Dwight B. Crane, R. Jay Gerken, Paul Hardin, William R. Hutchinson and George M. Pavia.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                Dividend Reinvestment Plan (unaudited)
================================================================================

      The Fund's policy, which may be changed by the Fund's Board of Directors, is generally to make monthly distributions of substantially all its net investment income (i.e., income other than net realized capital gains) to the holders of the Fund's capital shares. From time to time, when the Fund makes a substantial capital gains distribution, it may do so in lieu of paying its regular monthly dividend. Net income of the Fund consists of all income accrued on portfolio assets less all expenses of the Fund. Expenses of the Fund are accrued each day. Net realized capital gains, if any, will be distributed to shareholders at least once a year.

      Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose capital shares is registered in his or her own name will have all distributions reinvested automatically by PFPC Inc. ("PFPC"), as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own capital shares registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of PFPC, as dividend-paying agent.

      The number of shares of capital shares distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price of the common stock is equal to or exceeds 98% of net asset value ("NAV") per share on the determination date (generally, the record date for the distribution), participants will be issued shares of common stock valued at the greater of (1) 98% of the NAV or (2) 95% of the market price. To the extent that the Fund issues shares to participants in the Plan at a discount to NAV, the interests of remaining shareholders (i.e., those who do not participate in the Plan) in the Fund's net assets will be proportionately diluted.

      If 98% of the NAV per share of the capital shares at the time of valuation (which is the close of business on the determination date) exceeds the market price of capital shares, PFPC will buy capital shares in the open market, on the NYSE or elsewhere, for the participants' accounts. If, following the commencement of the purchases and before PFPC has completed its purchases, the market price exceeds 98% of what the NAV per share of the capital shares was at the valuation time, PFPC will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution by issuing shares at a price equal to the greater of (1) 98% of the NAV per share as of the valuation time, or (2) 95% of the then current market price. In this case, the number of shares of capital shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent PFPC is unable to stop open market purchases

                                                 Municipal High Income Fund Inc.
[CLIP ART]                    Dividend Reinvestment Plan (unaudited) (continued)
================================================================================

and cause the Fund to issue the remaining shares, the average per share price paid by PFPC may exceed 98% of the NAV per share of the capital shares. PFPC will begin to purchase capital shares on the open market as soon as practicable after the payment date of the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after that date, except when necessary to comply with applicable provisions of the Federal securities laws.

      PFPC maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Capital shares in the account of each Plan participant will be held by PFPC in uncertificated form in the name of the Plan participant.

      Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. PFPC's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges shall apply with respect to shares of capital shares issued directly by the Fund under the Plan. Each Plan participant will, however, bear a pro-rata share of brokerage commissions actually incurred with respect to any open market purchases made under the Plan.

      Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by PFPC or the Fund on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027 or by telephone at 1 (800) 331-1710.

                          ---------------------------

      Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase at market prices shares of its capital shares in the open market. For the six months ended April 30, 2004, the Fund has not repurchased any shares.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                                Management of the Fund
================================================================================

Directors

Allan J. Bloostein
Dwight B. Crane
Paolo M. Cucchi
Robert A. Frankel
R. Jay Gerken, CFA
  Chairman
Paul Hardin
William R. Hutchinson
George M. Pavia

Officers

R. Jay Gerken, CFA
President and Chief
Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Peter M. Coffey
Vice President and
Investment Officer

George Benoit
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

Investment Adviser and Administrator

Smith Barney Fund Management LLC
399 Park Avenue
New York, New York 10022

Transfer Agent

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

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


(This page intentionally left blank.)

                               [GRAPHIC OMITTED]

                                   [CLIP ART]

This report is intended only for shareholders of Municipal High Income Fund Inc. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.


                         Municipal High Income Fund Inc.
                                125 Broad Street
                                10th Floor, MF-2
                                New York, NY 10004


                                   FD1139 6/04
                                     04-6790

ITEM 2.    CODE OF ETHICS.

           Not Applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Not Applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable.

ITEM 6.    [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

           In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

           In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

           In furtherance of the Manager's goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Manager's business, and
           (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

           CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the

           Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

           If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.    [RESERVED]

ITEM 9.    CONTROLS AND PROCEDURES.

           (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

           (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.



ITEM 10.   EXHIBITS.

           (a) Not applicable.

           (b) Attached hereto.

           Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

           Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Municipal High Income Fund Inc.

By:        /s/ R. Jay Gerken
           R. Jay Gerken
           Chief Executive Officer of
           Municipal High Income Fund Inc.

Date:      July 6, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:        /s/ R. Jay Gerken
           (R. Jay Gerken)
           Chief Executive Officer of
           Municipal High Income Fund Inc.

Date:      July 6, 2004

By:        /s/ Andrew B. Shoup
           (Andrew B. Shoup)
           Chief Administrative Officer of
           Municipal High Income Fund Inc.

Date:      July 6, 2004